Deferred Tax (Details) - GBP (£)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020
Deferred Tax
At the beginning of the period		£ 445,723
Movement in the year recognised in profit or loss	£ 445,723	£ (445,723)
At the end of the year	£ 445,723